Other Income - Summary of Other Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Material income [Abstract]
Income from operating leases	¥ 276,850	¥ 250,460	¥ 206,561
Income related to disposal of assets leased	322,673	152,564	155,280
Income related to IT solution services	29,172	37,678	33,991
Gains on disposal of property, plant and equipment, and other intangible assets	852	937	3,714
Reversal of impairment losses of investments in associates and joint ventures	8,123		4,847
Gains on step acquisition of subsidiaries		20,344	118
Gains on step acquisition of associates and joint ventures			1,714
Others	118,185	111,842	90,048
Total other income	¥ 755,855	¥ 573,825	¥ 496,273